Note 37 - Interest Income and Expense Average Return On Investments And Average Borrowing Cost Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Average Return On Investments Assets Line Items
Interest Income (Income Statement)	€ 29,831	€ 29,296	€ 27,708
Cash And Balances With Central Banks And Other Demand Deposits [Member]
Average Return On Investments Assets Line Items
Return On Investment Average Balance	42,730	33,917	26,209
Interest Income (Income Statement)	€ 135	€ 83	€ 10
Return On Investment Average Interest Rate Percentage	0,32	0,25	0,04
Securities Portfolio And Derivatives [Member]
Average Return On Investments Assets Line Items
Return On Investment Average Balance	€ 179,672	€ 177,164	€ 202,388
Interest Income (Income Statement)	€ 5,707	€ 4,724	€ 5,072
Return On Investment Average Interest Rate Percentage	3,18	2,67	2,51
Loans And Advances To Central Banks [Member]
Average Return On Investments Assets Line Items
Return On Investment Average Balance	€ 5,518	€ 10,945	€ 15,326
Interest Income (Income Statement)	€ 258	€ 258	€ 229
Return On Investment Average Interest Rate Percentage	4,67	2,36	1,50
Loans And Advances To Credit Institutions [Member]
Average Return On Investments Assets Line Items
Return On Investment Average Balance	€ 25,634	€ 26,420	€ 28,078
Interest Income (Income Statement)	€ 657	€ 485	€ 218
Return On Investment Average Interest Rate Percentage	2,56	1,83	0,78
Loans And Advances To Customer [Member]
Average Return On Investments Assets Line Items
Return On Investment Average Balance	€ 378,996	€ 407,153	€ 410,895
Interest Income (Income Statement)	€ 22,804	€ 23,261	€ 21,853
Return On Investment Average Interest Rate Percentage	6,02	5,71	5,32
Loans And Advances To Customers Euros [Member]
Average Return On Investments Assets Line Items
Return On Investment Average Balance	€ 181,668	€ 196,893	€ 201,967
Interest Income (Income Statement)	€ 3,381	€ 3,449	€ 3,750
Return On Investment Average Interest Rate Percentage	1,86	1,75	1,86
Loans And Advances To Customers Foreign Currency [Member]
Average Return On Investments Assets Line Items
Return On Investment Average Balance	€ 197,328	€ 210,261	€ 208,928
Interest Income (Income Statement)	€ 19,423	€ 19,812	€ 18,104
Return On Investment Average Interest Rate Percentage	9,84	9,42	8,67
Other Assets [Member]
Average Return On Investments Assets Line Items
Return On Investment Average Balance	€ 46,343	€ 48,872	€ 52,748
Interest Income (Income Statement)	€ 270	€ 485	€ 325
Return On Investment Average Interest Rate Percentage	0,58	0,99	0,62
Total [Member]
Average Return On Investments Assets Line Items
Return On Investment Average Balance	€ 678,893	€ 704,471	€ 735,645
Interest Income (Income Statement)	€ 29,831	€ 29,296	€ 27,708
Return On Investment Average Interest Rate Percentage	4,39	4,16	3,77